Expense Example, No Redemption {- Fidelity Freedom Blend 2040 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2040 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2040 Fund- Class A
Expense Example, No Redemption:
1 Year	$ 651
3 Years	812
5 Years	985
10 Years	1,483
Fidelity Advisor Freedom Blend 2040 Fund- Class M
Expense Example, No Redemption:
1 Year	452
3 Years	668
5 Years	901
10 Years	1,563
Fidelity Advisor Freedom Blend 2040 Fund- Class C
Expense Example, No Redemption:
1 Year	157
3 Years	485
5 Years	836
10 Years	1,821
Fidelity Advisor Freedom Blend 2040 Fund- Class I Advisor
Expense Example, No Redemption:
1 Year	55
3 Years	172
5 Years	298
10 Years	663
Fidelity Advisor Freedom Blend 2040 Fund- Class Z
Expense Example, No Redemption:
1 Year	45
3 Years	140
5 Years	243
10 Years	$ 540